Significant basis of preparation and accounting policies_Details of reclassification and measurement of financial assets (Details) - KRW (₩)			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Amount in accordance with IAS 39			₩ 306,941,042,000,000
Reclassification		₩ 0
Remeasurement	[1]	14,169,000,000
Amount in accordance with IFRS 9		306,955,211,000,000
Deposit - Loans and receivables (IAS 39) - Loans and other financial assets at atamortized cost (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Loans and receivables
Amount in accordance with IAS 39			₩ 8,870,835,000,000
Reclassification		0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Loan and other financial assets at amortized cost
Amount in accordance with IFRS 9		₩ 8,870,835,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Debt securities - AFS financial assets (IAS 39) - Securities at amortized cost (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			AFS financial assets
Amount in accordance with IAS 39			₩ 308,181,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 14,119,000,000
Classification in accordance with IFRS 9		Securities at amortized cost
Amount in accordance with IFRS 9		₩ 322,300,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Debt securities - HTM financial assets (IAS 39) - Securities at amortized cost (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			HTM financial assets
Amount in accordance with IAS 39			₩ 16,749,296,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Securities at amortized cost
Amount in accordance with IFRS 9		₩ 16,749,296,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Loans - Loans and receivables (IAS 39) - Loan and other financial assets at amortized cost (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Loans and receivables
Amount in accordance with IAS 39			₩ 253,014,491,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Loan and other financial assets at amortized cost
Amount in accordance with IFRS 9		₩ 253,014,491,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Other financial assets - Loans and receivables (IAS 39) - Loan and other financial assets at amortized cost (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Loans and receivables
Amount in accordance with IAS 39			₩ 6,772,088,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Loan and other financial assets at amortized cost
Amount in accordance with IFRS 9		₩ 6,772,088,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Deposit - Financial assets at FVTPL (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial assets at FVTPL
Amount in accordance with IAS 39			₩ 25,972,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 25,972,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Debt securities - Financial assets at FVTPL (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial assets at FVTPL
Amount in accordance with IAS 39			₩ 2,654,027,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9	[2]	Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 2,654,027,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	[2]	Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Equity securities - Financial assets at FVTPL (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial assets at FVTPL
Amount in accordance with IAS 39			₩ 47,304,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9	[2]	Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 47,304,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	[2]	Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Derivative assets - Financial assets at FVTPL (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Financial assets at FVTPL
Amount in accordance with IAS 39			₩ 3,115,775,000,000
Reclassification		₩ (2,137,000,000)
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9	[2]	Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 3,113,638,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	[2]	Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Equity securities - AFS financial assets (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			AFS financial assets
Amount in accordance with IAS 39			₩ 1,273,498,000,000
Reclassification		₩ 1,219,000,000
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9	[2]	Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 1,274,717,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	[2]	Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Debt securities - AFS financial assets (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			AFS financial assets
Amount in accordance with IAS 39			₩ 46,855,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 46,855,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Loans - Loans and receivables (IAS 39) - Financial assets at FVTPL (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Loans and receivables
Amount in accordance with IAS 39			₩ 279,032,000,000
Reclassification		₩ 918,000,000
Remeasurement	[1]	₩ 50,000,000
Classification in accordance with IFRS 9	[2]	Financial assets at FVTPL
Amount in accordance with IFRS 9		₩ 280,000,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	[2]	Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Derivative assets (Designated for hedging)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			Derivative assets (Designated for hedging)
Amount in accordance with IAS 39			₩ 59,272,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Derivative assets (Designated for hedging)
Amount in accordance with IFRS 9		₩ 59,272,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Equity securities - AFS financial assets (IAS 39) - Financial assets at FVTOCI (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			AFS financial assets
Amount in accordance with IAS 39			₩ 850,207,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial assets at FVTOCI
Amount in accordance with IFRS 9		₩ 850,207,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
Debt securities - AFS financial assets (IAS 39) - Financial assets at FVTOCI (IFRS 9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification in accordance with IAS 39			AFS financial assets
Amount in accordance with IAS 39			₩ 12,874,209,000,000
Reclassification		₩ 0
Remeasurement	[1]	₩ 0
Classification in accordance with IFRS 9		Financial assets at FVTOCI
Amount in accordance with IFRS 9		₩ 12,874,209,000,000
Description of remeasurement effect from first application of IFRS 9	[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).

[1]	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).
[2]	Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.